Stock-based Compensation (Schedule of Restricted Stock Award Activity) (Details) (Restricted Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 04, 2012
Restricted Stock Awards [Member]
Number of Shares
Nonvested restricted stock awards at beginning of year	0	11,940
Granted in 2012	12,350
Vested in 2012	410
Forfeited in 2012	0
Nonvested restricted stock awards at end of year	11,940	11,940
Weighted Average Grant-Date Fair Value
Nonvested restricted stock awards at beginning of year	$ 0.00
Granted in 2012	$ 246.93
Vested in 2012	$ 246.93
Forfeited in 2012	$ 0.00
Nonvested restricted stock awards at end of year	$ 246.93